Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 103,999	€ 106,857	€ 103,091
Cash outflows	(16,594)	(16,074)	(26,610)
Cash inflows	18,762	4,605	11,195
Other changes	(1,279)	8,611	19,181
Ending balance	104,888	103,999	106,857
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	18,720	17,353	17,290
Cash outflows	(4,717)	(4,839)	(8,715)
Cash inflows	17,846	3,314	10,912
Other changes	(1,503)	2,892	(2,134)
Ending balance	30,346	18,720	17,353
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	57,750	62,327	51,849
Cash outflows	(9,482)	(10,288)	(11,057)
Other changes	1,175	5,711	21,535
Ending balance	49,443	57,750	62,327
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,999	20,797	27,500
Cash outflows	(1,976)	(798)	(6,703)
Ending balance	18,023	19,999	20,797
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,328	2,037	1,754
Cash inflows	846	1,291	283
Ending balance	4,174	3,328	2,037
Non-controlling interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,202	4,343	4,698
Cash outflows	(419)	(149)	(135)
Cash inflows	70
Other changes	(951)	8	(220)
Ending balance	€ 2,902	€ 4,202	€ 4,343